UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2007

Check here if Amendment [X ];               Amendment Number: 1
       This Amendment (Check only one):         [  ] is a restatement.
                                                [ X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Brinton Eaton Associates, Inc.
Address: 175 South Street, Suite 200
	 Morristown, NJ 07960


Form 13F File Number:  28-10221

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Jeremy Welther
Title: Chief Compliance Officer
Phone: 973-984-3352

Signature, Place, and Date of Signing:


 Jeremy Welther            Morristown, NJ           July 6,2011
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

In error did not include ETF values.

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: none



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                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                     0
                                                  -----------------------

Form 13F Information Table Entry Total:               52
                                                  -----------------------

Form 13F Information Table Value Total:            187281(x thousand)
                                                  -----------------------


List of Other Included Managers:

                            Name of Reporting Manager
                           Form 13F Information Table


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FORM 13F INFORMATION TABLE

    COLUMN 1                      COLUMN 2   COLUMN 3     COLUMN 4     COLUMN 5         COLUMN 6       COLUMN 7     COLUMN 8
                                  TITLE OF                  VALUE     SHRS OR SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                     CLASS      CUSIP      (X$1000)     PRN AMT PRN CALL  DISCRETION     MANAGERS SOLE  SHARED NONE
---------------------------------------------------------------------------------------------------------------------------------
BLK-RK CA MUN BD                   ETF       09249J100        161    10000SH              SOLE                              10000
BLK-RK NJ                          ETF       09247C107         30     2000SH              SOLE                               2000
CREDIT SUISSE ASSET MGMT FD        ETF       224916106          9     2000SH              SOLE                               2000
DBC INDEX                          ETF       240225102         92     3590SH              SOLE                               3590
DJ INTL REIT SPDR                  ETF       78463X863       3474    53905SH              SOLE                              53905
DJ ISHS SEL DIV IX                 ETF       464287168         72     1000SH              SOLE                               1000
DJ US CON NON-CYC SEC IX FD        ETF       464287812       3341    53615SH              SOLE                              53615
DJ US CONS CYC SEC IX FD           ETF       464287580        103     1470SH              SOLE                               1470
DJ US ENE SEC IX FD                ETF       464287796       3411    28455SH              SOLE                              28455
DJ US FIN SEC IX                   ETF       464287788       5431    47140SH              SOLE                              47140
DJ US FINL SVC IX                  ETF       464287770        805     6210SH              SOLE                               6210
DJ US HTHCRE SEC IX FD             ETF       464287762       4694    67505SH              SOLE                              67505
DJ US INDUSTRIAL                   ETF       464287754        219     2980SH              SOLE                               2980
DJ US RE IX                        ETF       464287739      16552   214645SH              SOLE                             214645
DJ US TREAS INFLATE                ETF       464287176        142     1435SH              SOLE                               1435
DJ US UTIL IX                      ETF       464287697        173     1800SH              SOLE                               1800
EMRG MKTS VIPRS                    ETF       922042858       5473    60040SH              SOLE                              60040
HIGH YLD PLUS FD                   ETF       429906100         14     4000SH              SOLE                               4000
IPATH DJ-AIG INDEX                 ETF       06738C778        341     7020SH              SOLE                               7020
IPATH GS COMMOD IX                 ETF       06738C794      21647   510390SH              SOLE                             510390
ISHARE EMERG MKTS                  ETF       464287234      16047   122365SH              SOLE                             122365
ISHARES FTSE CHINA IX              ETF       464287184          1       10SH              SOLE                                 10
ISHARES GLBL CONS STAPLES          ETF       464288737       1208    21075SH              SOLE                              21075
ISHARES INC JAPAN                  ETF       464286848         29     2000SH              SOLE                               2000
ISHARES TR S&P GLBL ENE            ETF       464287341        976     7775SH              SOLE                               7775
ISHARES TR S&P GLBL HLTH           ETF       464287325       2436    41705SH              SOLE                              41705
ISHRS TR S&P GLBL FIN              ETF       464287333       2547    28090SH              SOLE                              28090
KBW INS ETF                        ETF       78464A789         13      225SH              SOLE                                225
MUNHOLDINGS NJ INSD                ETF       09254X101         62     4375SH              SOLE                               4375
NASDAQ BIOTECH IX                  ETF       464287556      15656   201315SH              SOLE                             201315
NUVEEN DIV ADV MUN FD 3            ETF       67070X101          7      500SH              SOLE                                500
NVN PERF PLUS                      ETF       67062P108          7      500SH              SOLE                                500
PIMCO MUNI III                     ETF       72201C109        155    10000SH              SOLE                              10000
PIMCO CA MUNI                      ETF       72200N106        161    10000SH              SOLE                              10000
PIMCO MUNI INC                     ETF       72200R107         32     2000SH              SOLE                               2000
RUSSELL MID CAP                    ETF       464287499        744     6830SH              SOLE                               6830
RYDEX ETF TR S&P 500               ETF       78355W106        209     4405SH              SOLE                               4405
S&P 500 DEP REC                    ETF       78462F103        271     2029SH              SOLE                               2029
S&P 500 INDEX FUND ETF             ETF       464287200        482     3205SH              SOLE                               3205
S&P MDCP 400 IDX                   ETF       464287507      15906   178155SH              SOLE                             178155
S&P MID CAP 400                    ETF       78467Y107      32398   199690SH              SOLE                             199690
S&P SMCAP 600 IDX                  ETF       464287804       1878    26640SH              SOLE                              26640
SEL SEC SPDR DISC                  ETF       81369Y407        517    13150SH              SOLE                              13150
SEL SEC SPDR ENERGY                ETF       81369Y506       7608   110955SH              SOLE                             110995
SEL SEC SPDR FIN                   ETF       81369Y605       5147   143395SH              SOLE                             143395
SEL SEC SPDR HLTH                  ETF       81369Y209       7658   218515SH              SOLE                             218515
SEL SEC SPDR INDUS                 ETF       81369Y704       1167    30260SH              SOLE                              30260
SEL SEC SPDR MAT                   ETF       81369Y100         81     2000SH              SOLE                               2000
SEL SEC SPDR STPLS                 ETF       81369Y308       7600   282280SH              SOLE                             282280
SELIGNAN SELECT MUNI FD            ETF       816344105         40     4000SH              SOLE                               4000
STREETTRACKS WILSHIRE REIT         ETF       78464A607         54      670SH              SOLE                                670
VANG TOTAL STOCK                   ETF       922908769         90      605SH              SOLE                                605

Total  $187281 (X1000)

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